Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
| O'Shares FTSE Asia Pacific Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	O'Shares FTSE Asia Pacific Quality Dividend ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of its target index, the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index (the “AP Target Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor, such as brokerage commissions for buying and selling securities, are not reflected in the table below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or the example, affect the Fund's performance. During the fiscal year ended June 30, 2017, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor, such as brokerage commissions for buying and selling securities, are not reflected in the table below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance (before fees and expenses) of the AP Target Index.

The AP Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the Asia-Pacific region that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines.

The constituents of the AP Target Index are selected from the FTSE Developed Asia Pacific Index, comprised of 854 of the largest Developed Asia Pacific publicly-listed equities that had an average market capitalization of $9.5 billion and minimum market capitalization of over approximately $90 million as of June 30, 2017. The Index Provider selects and weights securities for the AP Target Index based on a proprietary approach that combines the following three factors: 1) high quality, including measures of profitability, operating efficiency, earnings quality and leverage, 2) low volatility, and 3) high dividend yield for the twelve months preceding each annual reconstitution. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security and are tested for liquidity semi-annually. The AP Target Index's investable universe includes real estate investment trusts (“REITs”).

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the AP Target Index, which means it will typically invest in a portfolio of investments that collectively has an investment profile similar to the AP Target Index, rather than holding all of the investments in the AP Target Index. Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the AP Target Index. To the extent that the AP Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its total assets in investments not included in the AP Target Index, but which the Adviser believes will help the Fund track the AP Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments including derivatives, cash and cash equivalents as substitutes for one or more AP Target Index components or in anticipation of changes in the AP Target Index's components.

O'Shares Investments, Inc. is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the AP Target Index methodology. The Index Provider is responsible for the ongoing maintenance, compilation, calculation and administration of the AP Target Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent that the AP Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Quality Factor Risk: Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve additional risks that are specific to the Asia-Pacific region. For example, some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices. Other Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained.

To the extent that the AP Target Index is concentrated in companies in particular countries in the Asia-Pacific region, the Fund's performance may be closely tied to social, political, and economic conditions in those countries. Such risks include the following:

Australia Risk. The Australian economy relies heavily on international trade with key trading partners, including China, the European Union, Japan, and the United States. The Australian economy may be impacted by economic conditions in these other countries. In addition, the agricultural and mining sectors comprise a significant portion of the Australian economy. Australia is therefore subject to risks of fluctuations in commodity prices.

Japan Risk. The Japanese market can experience significant volatility due to exchange rates, social, political, regulatory, economic or environmental events and natural disasters, which may occur in Japan. The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as other adverse political developments, increases in government debt, and changes to fiscal, monetary, or trade policies, may adversely affect the Japanese markets. A significant portion of Japan's trade is conducted with developing nations, almost all of which are in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations.

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the AP Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend-Paying Stocks Risk. The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such a company's securities.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund's shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund's investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund's returns.

Geographic Concentration Risk. Because the Fund's investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

International Closed Market Trading Risk. Because the Fund's underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other exchange-traded funds.

Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Large Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Fund shares.

Leverage Risk. The Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in the Fund's returns and may lead to a more volatile share price.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the AP Target Index. As a result, the Fund expects to hold constituent securities of the AP Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Premium-Discount Risk. Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

REIT Risk. Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund's shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the AP Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk. The investment performance of the Fund may diverge from that of its AP Target Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the AP Target Index. If the Fund is small and/or uses a different foreign currency conversion rate than the Farge Index, it may experience greater tracking error. The use of a representative sampling strategy to track the AP Target Index may also produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the AP Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns compare against the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund's website at www.oshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns compare against the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index and broad-based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.oshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period shown in the bar chart above:

Best Quarter	September 30, 2016	7.20%
Worst Quarter	December 31, 2016	(4.85)%

The year-to-date return as of the calendar quarter ended September 30, 2017 is 15.98%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

| O'Shares FTSE Asia Pacific Quality Dividend ETF | FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index
One Year	rr_AverageAnnualReturnYear01	9.26%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015
| O'Shares FTSE Asia Pacific Quality Dividend ETF | FTSE Developed Asia Pacific Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE Developed Asia Pacific Index
One Year	rr_AverageAnnualReturnYear01	5.20%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015
| O'Shares FTSE Asia Pacific Quality Dividend ETF | MSCI All Country Daily TR Net Asia Pacific USD Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country Daily TR Net Asia Pacific USD Index
One Year	rr_AverageAnnualReturnYear01	4.89%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015
| O'Shares FTSE Asia Pacific Quality Dividend ETF | O'Shares FTSE Asia Pacific Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
1 YEAR	rr_ExpenseExampleYear01	$ 59
3 YEARS	rr_ExpenseExampleYear03	214
5 YEARS	rr_ExpenseExampleYear05	382
10 YEARS	rr_ExpenseExampleYear10	$ 870
Annual Return 2016	rr_AnnualReturn2016	8.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.85%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	8.06%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015
| O'Shares FTSE Asia Pacific Quality Dividend ETF | O'Shares FTSE Asia Pacific Quality Dividend ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	7.27%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015
| O'Shares FTSE Asia Pacific Quality Dividend ETF | O'Shares FTSE Asia Pacific Quality Dividend ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Shares
One Year	rr_AverageAnnualReturnYear01	4.98%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015

[1]	Pursuant to a Rule 12b-1 distribution and service plan ("Plan"), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the "Board") has not currently approved the commencement of any payments under the Plan.
[2]	The Fund's investment adviser, FFCM LLC ("Adviser"), has agreed to waive its fees and reimburse expenses for the Fund until at least November 1, 2018 so that the Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to 0.58%. This undertaking can only be changed with the approval of the Board.